Income Taxes - Summary of Reconciliation of Estimated Income Tax to Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before income taxes	$ (926.2)	₨ (70,167.3)	₨ (116,727.3)	₨ (109,339.6)
Income tax expense at tax rates applicable to individual entities	(125.5)	(9,514.7)	(22,615.8)	(26,033.5)
Additional deduction for patent, research and product development cost	(0.2)	(13.4)	16.6	(2,816.2)
Items (net) not deductible for tax /not liable to tax :
- foreign Currency (gain)/loss relating to loans and deposits (net), foreign Currency (gain)/loss arising on account of Integral foreign operations	(0.5)	(38.3)	49.5	474.5
- interest and other expenses relating to borrowings for investment	8.4	638.6	315.7	558.0
- Dividend from investments (other than subsidiaries, joint operations, equity accounted investees)	0.0	0.0	0.0	(69.2)
- Write-down of assets not qualifying for tax relief	0.0	0.0	4,295.6	0.0
- Others	21.2	1,607.6	634.7	1,505.0
Undistributed earnings of subsidiaries, joint operations and equity accounted investees	53.7	4,072.5	3,109.3	(855.6)
Deferred tax assets not recognized because realization is not probable	465.5	35,281.9	39,658.8	28,517.0
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits	(95.7)	(7,253.4)	(3,471.6)	(3,240.2)
Previously recognised deferred tax assets written down	(0.8)	(63.4)	(1.0)	492.7
Profit on sale of investments in subsidiaries and Others	0.0	0.0	15.2	0.0
Tax on share of (profit)/loss of equity accounted investees (net)	(0.9)	(70.1)	744.9	1,913.5
Impact of change in statutory tax rates	0.3	20.4	929.6	3,973.5
Others	62.0	4,708.0	1,729.2	(775.0)
Profit on sale of passenger vehicle undertaking (Common control transaction	169.3	12,829.2	0.0	0.0
Income tax expense/(credit) reported	$ 556.8	₨ 42,204.9	₨ 25,410.7	₨ 3,644.5